Shareholder Report, Line Graph (Details) 197678_Rockefeller Climate Solutions Fund_Class A_TSR Annual {Class A} - USD ($)						12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Jul. 21, 2021	Nov. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name						Class A (with maxmimun 5.25% sales charge)
Accumulated Value	$ 10,230	$ 8,409	$ 8,116	$ 9,522	$ 9,475	$ 10,941
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Net Total Return Index (USD)
Accumulated Value	$ 12,666	$ 10,043	$ 8,966	$ 10,145	$ 10,000	$ 14,972